CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - Pegasus Digital Mobility Acquisition Corp - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash	$ 341,872	$ 428,967
Cash held in Trust Account	$ 50,081,776	$ 0